Related Party Balances and Transactions - Schedule of Due from Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Ban Lor [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	$ 13,700	$ 17,155
Stewart Lor [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	348,714	452,598
Yuxia Xu [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	60,700	207,236
Phillip Tao Qiu [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	470,931	600,000
Xiaoyan Liu [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	3,370	87,990
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	$ 897,415	$ 1,364,979

[1]	From time to time, the Group advances funds to senior management, mainly for expanding oversea business purpose.